BUSINESS SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Summarized financial information by segment
Summarized financial information by segment is as follows:

	Coal	Power	Heritage	Corporate	Consolidated
	(In thousands)
Three Months Ended March 31, 2014
Revenues	$158,190	$22,012	$—	$—	$180,202
Restructuring charges	—	397	—	—	397
Depreciation, depletion, and amortization	13,459	2,524	—	76	16,059
Operating income (loss)	13,447	1,744	(3,830)	(3,308)	8,053
Total assets	697,916	167,998	15,622	525,611	1,407,147
Capital expenditures	3,053	35	—	(38)	3,050
Three Months Ended March 31, 2013
Revenues	$142,112	$19,336	$—	$—	$161,448
Depreciation, depletion, and amortization	11,801	2,531	—	94	14,426
Operating income (loss)	13,472	(1,003)	(4,175)	(2,560)	5,734
Total assets	711,128	186,309	15,877	29,701	943,015
Capital expenditures	5,010	134	—	157	5,301

Summarized financial information by segment is as follows:

	Coal	Power	Heritage	Corporate	Consolidated
	(In thousands)
December 31, 2013
Revenues	$587,119	$87,567	$—	$—	$674,686
Restructuring charges	—	5,078	—	—	5,078
Operating income (loss)	44,471	4,907	(14,498)	(9,518)	25,362
Depreciation, depletion, and amortization	56,698	10,179	—	354	67,231
Total assets	705,816	180,684	15,497	44,688	946,685
Capital expenditures	27,064	790	—	737	28,591
December 31, 2012
Revenues	$519,152	$81,285	$—	$—	$600,437
Operating income (loss)	48,235	8,244	(14,711)	(12,896)	28,872
Depreciation, depletion, and amortization	46,639	10,085	—	421	57,145
Total assets	703,315	189,599	15,508	27,693	936,115
Capital expenditures	18,804	2,070	—	158	21,032
December 31, 2011
Revenues	$414,928	$86,785	$—	$—	$501,713
Operating income (loss)	27,453	12,119	(19,675)	(9,271)	10,626
Depreciation, depletion, and amortization	35,112	10,176	—	306	45,594
Total assets	510,507	194,730	13,769	40,166	759,172
Capital expenditures	24,678	2,119	—	797	27,594

Reconciliation of segment operating income to income (loss)
A reconciliation of segment income (loss) from operations to loss before income taxes follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Income from operations	$8,053	$5,734
Interest expense	(20,798)	(10,160)
Interest income	302	297
Loss on foreign exchange	(6,790)	—
Other income	93	70
Loss before income taxes	$(19,140)	$(4,059)

A reconciliation of segment income from operations to loss before income taxes follows:

	Years Ended
	2013	2012	2011
	(In thousands)
Income from operations	$25,362	$28,872	$10,626
Loss on extinguishment of debt	(64)	(1,986)	(17,030)
Interest expense	(39,937)	(42,677)	(29,769)
Interest income	1,366	1,496	1,444
Other income (loss)	364	723	(2,572)
Loss before income taxes	$(12,909)	$(13,572)	$(37,301)

Schedule of revenue by major customers by segment
The Company derives its revenues from a few key customers. The customers from which more than 10% of total revenue has been derived and the percentage of total revenue from those customers is summarized as follows:

	2013	2012	2011
	(In thousands)
Customer A – coal	$117,545	$126,982	$120,243
Customer B – coal (1)	112,061	96,718	—
Customer C – coal	89,266	81,981	81,353
Customer D – power	86,390	80,109	85,639
Customer E – coal	85,929	66,128	65,224
Customer F – coal (2)	25,958	26,525	52,835
Percentage of total revenue	77%	80%	81%
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(1)	The revenue from Customer B did not exceed 10% in 2011.

(2)	The revenue from Customer F did not exceed 10% in